Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	ABVC BioPharma, Inc. is filing this Amendment No. 3 (this “Amendment No. 3”) to the Registration Statement on Form F-1 (Registration No. 333-271416), originally filed on April 24, 2023 and amended on May 10, 2023 and June 1, 2023 (as amended, the “Registration Statement”), as an exhibits-only filing to provide an updated auditor consent as Exhibit 23.2. Accordingly, this amendment consists only of the facing page, this explanatory note, Item 16(a) of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibits. The remainder of the Registration Statement is unchanged and has therefore been omitted.No additional securities are being registered under this Pre-Effective Amendment No. 3. All applicable registration fees were previously paid.
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV